Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Interest received	$ 216,422	$ 390,128	$ 496,159
Royalty and license income received	90,683	103,031	96,189
Grant and other income	455,807	26,949	41,629
Payment of lease interest	(5,920)	(5,782)	(5,147)
Payments to suppliers, employees and for research & development and intellectual property costs (inclusive of GST)	(77,064,842)	(51,894,593)	(16,437,147)
Research and development tax incentive scheme credit received	4,972,898	5,834,100	10,118,697
Net cash flows used in operating activities	(71,334,952)	(45,546,167)	(5,689,620)
Cash flows from investing activities:
Purchase of plant and equipment	(16,910)	(12,702)	(2,531)
Proceeds from sale of financial assets		669,184	335,746
Net cash used in investing activities	(16,910)	656,482	333,215
Cash flows from financing activities:
Payment of lease liabilities	(85,578)	(87,373)	(66,781)
Net proceeds on issue of shares		105,477,591	32,951,692
Net proceeds on issuance of pre-funded warrants		11,546,029
Cash received for ordinary shares issued on exercise of options	257,175		284,828
Net cash provided by financing activities	171,597	116,936,247	33,169,739
Increase in cash and cash equivalents	(71,180,265)	72,046,562	27,813,334
Effects of exchange rate changes on the balance of cash held in foreign currencies	(2,381,619)	3,495,757	(284,296)
Cash and cash equivalents at beginning of year	118,193,177	42,650,858	15,121,820
Cash and cash equivalents at end of year	$ 44,631,293	$ 118,193,177	$ 42,650,858